Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.2%
Boeing Co. (The), 2.80%, 03/01/27 (Call 12/01/26)	$505	$504,859
Embraer Netherlands Finance BV, 5.40%, 02/01/27	465	518,940
General Dynamics Corp., 2.63%, 11/15/27 (Call 08/15/27)	295	297,581
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)	860	882,781
Raytheon Co., 7.20%, 08/15/27	110	144,343
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	890	933,192
United Technologies Corp., 3.13%, 05/04/27 (Call 02/04/27)	972	1,001,704

		4,283,400

Agriculture — 1.7%
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	2,630	2,622,610
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	485	482,003
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	305	315,013

		3,419,626

Airlines — 0.8%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 05/01/27	622	637,666
Series 2015-2, Class AA, 3.60%, 09/22/27	129	133,365
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 11/15/27	467	469,012
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	270	280,128

		1,520,171

Apparel — 0.2%
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	330	335,468

Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC, 3.82%, 11/02/27 (Call 08/02/27)	550	525,564
General Motors Co., 4.20%, 10/01/27 (Call 07/01/27)	545	552,330
General Motors Financial Co. Inc., 4.35%, 01/17/27 (Call 10/17/26)	920	939,237
Toyota Motor Credit Corp., 3.20%, 01/11/27(a)	575	601,076

		2,618,207

Auto Parts & Equipment — 0.3%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	611	606,277

Banks — 15.9%
Banco Santander SA, 4.25%, 04/11/27	800	844,464
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	1,595	1,634,923
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,625	1,722,630
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27 (Call 02/16/27)	760	789,313
Bank One Corp., 8.00%, 04/29/27	345	456,149
Citigroup Inc., 4.45%, 09/29/27	2,895	3,121,563
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	2,385	2,499,909
5.95%, 01/15/27(a)	511	600,987
ING Groep NV, 3.95%, 03/29/27	1,000	1,063,200
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	820	849,274
4.25%, 10/01/27	1,210	1,315,802
Lloyds Banking Group PLC, 3.75%, 01/11/27(a)	1,050	1,065,047
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	295	310,549
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	865	890,699
3.68%, 02/22/27	389	411,017

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
3.17%, 09/11/27	$555	$567,388
3.66%, 02/28/27	750	791,483
Morgan Stanley
3.63%, 01/20/27	2,250	2,349,292
3.95%, 04/23/27	1,565	1,635,848
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	560	576,582
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	500	515,900
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	710	750,072
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	835	866,146
3.36%, 07/12/27	1,133	1,175,929
3.45%, 01/11/27	705	733,348
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,100	1,143,813
Wells Fargo & Co.
3.20%, 06/17/27 (Call 06/17/26)(b)	225	229,664
4.30%, 07/22/27(a)	1,650	1,778,948
Westpac Banking Corp., 3.35%, 03/08/27	800	841,688

		31,531,627

Beverages — 1.3%
Coca-Cola Co. (The), 2.90%, 05/25/27(a)	365	378,979
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)	565	583,340
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	460	465,313
PepsiCo Inc., 3.00%, 10/15/27 (Call 07/15/27)	1,157	1,201,834

		2,629,466

Biotechnology — 1.3%
Amgen Inc., 3.20%, 11/02/27 (Call 08/02/27)(a)	784	805,387
Celgene Corp., 3.45%, 11/15/27 (Call 08/15/27)	670	695,956
Gilead Sciences Inc., 2.95%, 03/01/27 (Call 12/01/26)	1,120	1,133,104

		2,634,447

Building Materials — 0.4%
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	25	24,961
3.50%, 12/15/27 (Call 09/15/27)	395	395,711
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	255	252,358
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	185	190,742

		863,772

Chemicals — 1.6%
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	350	364,686
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	660	668,428
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	585	604,475
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	410	416,486
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	1,105	1,130,614

		3,184,689

Commercial Services — 0.4%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	551	592,794
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	175	178,330

		771,124

Computers — 3.8%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	1,455	1,488,640
3.00%, 06/20/27 (Call 03/20/27)	506	521,833
3.00%, 11/13/27 (Call 08/13/27)	935	965,883
3.20%, 05/11/27 (Call 02/11/27)	1,260	1,313,361
3.35%, 02/09/27 (Call 11/09/26)	1,464	1,539,908

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	$485	$520,846
International Business Machines Corp.
3.30%, 01/27/27	375	390,345
6.22%, 08/01/27	200	246,338
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	545	546,433

		7,533,587

Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	184	191,651
Procter & Gamble Co. (The), 2.85%, 08/11/27	680	705,643
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	675	692,968

		1,590,262

Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 07/21/27 (Call 04/21/27)(a)	759	758,044
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	515	523,163
3.63%, 12/01/27 (Call 09/01/27)(a)	275	278,097
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,300	1,365,468
Capital One Financial Corp., 3.75%, 03/09/27 (Call 02/09/27)	1,060	1,094,874
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	440	465,744
Charles Schwab Corp. (The), 3.20%, 03/02/27 (Call 12/02/26)	485	501,058
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	700	737,919
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)(a)	345	352,514
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	280	290,461
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	290	298,297
Jefferies Group LLC, 6.45%, 06/08/27	125	143,456
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	665	704,022
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)(a)	250	253,810
ORIX Corp., 3.70%, 07/18/27	175	183,799
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	795	804,882
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	890	920,420
Visa Inc., 2.75%, 09/15/27 (Call 06/15/27)(a)	510	521,291

		10,197,319

Electric — 5.4%
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	305	312,537
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	390	402,632
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	278	277,160
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	275	280,121
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	380	394,170
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	265	270,549
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	275	284,718
Consolidated Edison Co. of New York Inc., 3.13%, 11/15/27 (Call 08/15/27)	400	412,400
DTE Energy Co., 3.80%, 03/15/27 (Call 12/15/26)	335	353,090
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	660	674,507
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	290	300,257
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	450	501,624
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	350	359,852

Security	Par (000)	Value

Electric (continued)
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	$1,160	$1,225,343
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	310	316,095
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	230	238,545
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	350	361,354
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	200	206,780
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	150	154,098
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	935	979,478
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	485	500,442
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	185	189,642
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)(a)	560	564,077
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	200	204,266
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	610	642,842
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	250	256,440
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	100	102,310

		10,765,329

Electrical Components & Equipment — 0.0%
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	25	24,814

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	255	254,640
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	435	466,390
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	425	445,404
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)(a)	400	402,052

		1,568,486

Environmental Control — 0.7%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)(a)	800	834,624
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	585	603,738

		1,438,362

Food — 2.0%
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	400	407,652
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	375	387,510
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	585	601,117
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	490	507,189
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	500	513,880
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)(a)	502	517,361
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)(a)	990	1,027,967

		3,962,676

Forest Products & Paper — 0.9%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	400	407,868
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	450	486,805
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	800	795,048

		1,689,721

Gas — 0.9%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	375	383,730
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	360	359,518
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	915	948,974

		1,692,222

Health Care – Products — 1.2%
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	1,257	1,317,072
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	360	382,921

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Thermo Fisher Scientific Inc., 3.20%, 08/15/27 (Call 05/15/27)	$696	$713,999

		2,413,992

Health Care – Services — 2.7%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	1,180	1,221,843
Cigna Holding Co., 3.05%, 10/15/27 (Call 07/15/27)	435	432,194
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)	935	993,493
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	540	567,481
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	100	103,380
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	400	412,016
UnitedHealth Group Inc.
2.95%, 10/15/27	619	630,167
3.38%, 04/15/27	470	493,406
3.45%, 01/15/27	540	567,481

		5,421,461

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	150	149,632

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	450	455,742
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	325	335,312

		791,054

Insurance — 1.8%
Aon Corp., 8.21%, 01/01/27(a)	350	433,734
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(a)	293	308,511
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	1,160	1,124,098
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	355	360,879
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	230	231,224
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	341	349,747
Progressive Corp. (The), 2.45%, 01/15/27	455	450,418
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	225	229,383

		3,487,994

Internet — 3.0%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	1,940	1,978,315
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	2,560	2,682,189
Baidu Inc., 3.63%, 07/06/27(a)	585	591,897
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	770	790,936

		6,043,337

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	200	250,364

Machinery — 0.5%
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	415	420,366
John Deere Capital Corp., 2.80%, 09/08/27(a)	525	533,153

		953,519

Manufacturing — 1.3%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	685	700,611
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)(a)	425	434,762
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	465	473,258
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	200	205,530
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)(a)	545	560,860
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	215	220,814

		2,595,835

Media — 1.6%
CBS Corp., 2.90%, 01/15/27 (Call 10/15/26)	615	601,599

Security	Par (000)	Value

Media (continued)
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	$1,226	$1,198,293
3.30%, 02/01/27 (Call 11/01/26)	740	767,328
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	670	699,614

		3,266,834

Mining — 0.3%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	325	329,082
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	180	186,862

		515,944

Oil & Gas — 4.3%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	875	893,261
3.59%, 04/14/27 (Call 01/14/27)	825	869,591
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	635	657,384
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	925	956,913
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	795	819,057
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	486	493,494
Concho Resources Inc., 3.75%, 10/01/27 (Call 07/01/27)	850	875,432
Eni USA Inc., 7.30%, 11/15/27	125	158,759
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(a)	895	799,575
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	820	841,796
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	735	773,874
Occidental Petroleum Corp., 3.00%, 02/15/27 (Call 11/15/26)	460	455,004

		8,594,140

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	1,115	1,128,859

Packaging & Containers — 0.4%
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	255	259,259
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	455	454,986

		714,245

Pharmaceuticals — 3.5%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	375	384,026
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	574	587,294
Bristol-Myers Squibb Co., 3.25%, 02/27/27	700	729,008
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	1,015	992,112
CVS Health Corp., 6.25%, 06/01/27(a)	200	238,714
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	505	525,619
5.50%, 03/15/27	200	240,244
Express Scripts Holding Co., 3.40%, 03/01/27 (Call 12/01/26)	1,125	1,145,824
Johnson & Johnson, 2.95%, 03/03/27 (Call 12/03/26)	875	908,871
Novartis Capital Corp., 3.10%, 05/17/27 (Call 02/17/27)(a)	650	679,204
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	560	567,286

		6,998,202

Pipelines — 4.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27 (Call 09/01/27)	435	457,637
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	350	357,424
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)(a)	320	284,384
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	635	634,162
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	625	654,987
Energy Transfer Operating LP
4.20%, 04/15/27 (Call 01/15/27)(a)	450	469,192
5.50%, 06/01/27 (Call 03/01/27)	575	644,414

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	$365	$389,875
MPLX LP, 4.13%, 03/01/27 (Call 12/01/26)	850	885,377
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	50	52,226
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	400	415,904
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	960	1,047,293
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	684	705,300
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	300	307,509
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	200	243,608
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	1,470	1,513,982

		9,063,274

Real Estate Investment Trusts — 7.0%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	175	184,700
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)	400	409,788
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	435	436,209
3.55%, 07/15/27 (Call 04/15/27)(a)	445	456,819
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	450	471,204
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	225	230,929
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	450	462,744
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	800	829,096
4.00%, 03/01/27 (Call 12/01/26)	435	461,457
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	635	657,784
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	350	357,840
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	450	468,751
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)	200	215,826
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	285	296,417
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	180	187,546
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	300	307,290
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	425	439,832
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	225	231,746
Hospitality Properties Trust, 4.95%, 02/15/27 (Call 08/15/26)	350	353,535
Hudson Pacific Properties LP, 3.95%, 11/01/27	300	307,953
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	260	272,826
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)(a)	300	309,807
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	275	285,665
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	300	308,199
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	446	466,173
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(a)	125	129,628
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	375	385,211
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)	703	711,190
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	405	421,771
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)	950	989,548
3.38%, 12/01/27 (Call 09/01/27)	475	495,354
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	345	365,234
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	150	154,578

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)(a)	$275	$286,264
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	375	391,511
Weyerhaeuser Co., 6.95%, 10/01/27	120	150,427

		13,890,852

Retail — 3.1%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	250	247,225
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)(a)	390	408,541
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)(a)	815	845,033
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	250	260,433
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	470	494,731
Home Depot Inc. (The), 2.80%, 09/14/27 (Call 06/14/27)	650	661,576
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	1,177	1,195,149
McDonald’s Corp., 3.50%, 03/01/27 (Call 12/01/26)(a)	723	763,177
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)	275	280,709
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	610	632,637
Walmart Inc., 5.88%, 04/05/27	270	331,981

		6,121,192

Semiconductors — 4.0%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	895	934,854
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	3,565	3,476,018
Intel Corp., 3.15%, 05/11/27 (Call 02/11/27)	783	819,778
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	305	308,084
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	600	607,260
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	1,385	1,419,791
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	375	386,932

		7,952,717

Shipbuilding — 0.3%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	587	601,916

Software — 4.1%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	295	301,525
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	520	528,528
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	275	281,317
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	405	421,682
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	3,136	3,322,655
Oracle Corp., 3.25%, 11/15/27 (Call 08/15/27)	2,195	2,289,780
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	1,035	1,048,921

		8,194,408

Telecommunications — 3.7%
AT&T Inc.
3.80%, 02/15/27 (Call 11/15/26)	910	948,393
4.25%, 03/01/27 (Call 12/01/26)	1,560	1,676,017
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	1,230	1,306,826
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	375	370,987
3.70%, 09/15/27 (Call 06/15/27)	290	302,859
Verizon Communications Inc., 4.13%, 03/16/27	2,465	2,679,258

		7,284,340

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)(a)	425	434,456

Transportation — 1.6%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	725	761,482
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	935	964,854

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
FedEx Corp., 3.30%, 03/15/27 (Call 12/15/26)	$300	$306,405
Norfolk Southern Corp., 3.15%, 06/01/27 (Call 03/01/27)	230	236,665
Union Pacific Corp., 3.00%, 04/15/27 (Call 01/15/27)(a)	75	76,384
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)	710	735,475

		3,081,265

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	210	217,316

Water — 0.3%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	490	494,831

Total Corporate Bonds & Notes — 98.6% (Cost: $187,525,754)		195,523,031

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	14,106	14,113,512

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	740	$740,000

		14,853,512

Total Short-Term Investments — 7.5% (Cost: $14,847,983)		14,853,512

Total Investments in Securities — 106.1% (Cost: $202,373,737)		210,376,543

Other Assets, Less Liabilities — (6.1)%		(12,045,281)

Net Assets — 100.0%		$198,331,262

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	18,684	—	(4,578	)(a)	14,106	$14,113,512	$52,824	(b)	$630	$3,421
BlackRock Cash Funds: Treasury, SL Agency Shares	974	—	(234	)(a)	740	740,000	13,946		—	—
PNC Bank N.A., 3.10%, 10/25/27(c)	360	200	—		560	N/A	11,288		—	8,718
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27(c)	475	25	—		500	N/A	11,873		—	22,084

						$14,853,512	$89,931		$630	$34,223

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$195,523,031	$—	$195,523,031
Money Market Funds	14,853,512	—	—	14,853,512

	$14,853,512	$195,523,031	$—	$210,376,543